Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance - Other Commitments [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	$ 78,951	$ 107,707
Net change on exposures	(6,596)	(28,756)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total	72,355	78,951
ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	30
Net change on exposures	85	30
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation	55
Foreign exchange adjustments
Total	170	30
Stage 1 - Individual [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	78,951	107,707
Net change on exposures	(6,596)	(28,756)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total	72,355	78,951
Stage 1 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	30
Net change on exposures	85	30
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation	55
Foreign exchange adjustments
Total	170	30
Stage 1 - Group [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 1 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 2 - Individual [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 2 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 2 - Group [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 2 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Individual [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Group [Member] | Gross Carrying Amount [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total
Stage 3 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total